Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13501 South Main Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90016
City Area Code	(866)
Local Phone Number	291-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false